INCOME TAX - Schedule of Income (Loss) Before Income Tax Taxes and Current Tax (Benefit) Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income (loss) before income taxes:
Total loss before taxes	$ (26,478)	$ (39,830)
Current taxes:
Federal	0	0
State	4	4
Foreign	0	0
Total current taxes	4	4
Deferred taxes:
Federal	0	0
State	0	0
Foreign	0	0
Total deferred taxes	0	0
Income Tax Expense (Benefit), Total	4	4
Domestic
Income (loss) before income taxes:
Total loss before taxes	(26,486)	(39,830)
Foreign
Income (loss) before income taxes:
Total loss before taxes	$ 8	$ 0